Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
REVENUES
Revenues	$ 1,481,980	$ 3,052,371	$ 2,794,385
Revenues - related parties	697,500	128,263	1,344,796
Total revenues	2,179,480	3,180,634	4,139,181
OPERATING EXPENSES
Cost of revenues	(202,637)	(316,718)	(367,548)
Selling expenses	(1,517,968)	(2,005,367)	(1,500,572)
General and administrative expenses	(4,977,537)	(3,427,040)	(1,967,294)
Total operating expenses	(6,698,142)	(5,749,125)	(3,835,414)
LOSS FROM OPERATIONS	(4,518,662)	(2,568,491)	303,767
OTHER INCOME (EXPENSES)
Interest income	74,824	62,967	11,526
Other finance expenses	(191,238)	(206,081)	(128,112)
Other income, net	126,858	808	86,966
Total other income (expenses), net	10,444	(142,306)	(29,620)
LOSS BEFORE INCOME TAXES	(4,508,218)	(2,710,797)	274,147
Current		11,803	298,935
Deferred	179,449	380,302	(150,615)
Total income tax provision	179,449	392,105	148,320
NET LOSS	(4,687,667)	(3,102,902)	125,827
Less: Net loss attributable to noncontrolling interest	(641,719)	(645,716)	(349,519)
NET LOSS ATTRIBUTABLE TO PUHUI WEALTH	(4,045,948)	(2,457,186)	475,346
NET LOSS	(4,687,667)	(3,102,902)	125,827
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	159,935	(271,194)	(34,199)
COMPREHENSIVE LOSS	(4,527,732)	(3,374,096)	91,628
Less: Comprehensive loss attributable to noncontrolling interest	(650,730)	(672,272)	(350,314)
COMPREHENSIVE LOSS ATTRIBUTABLE TO PUHUI WELATH	$ (3,877,002)	$ (2,701,824)	$ 441,942
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted	11,507,558	10,793,017	10,000,000
EARNINGS PER SHARE
Basic and diluted	$ (0.35)	$ (0.23)	$ 0.05